Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,547,097	$ 887,282	$ 671,835
Display drivers for large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	397,905	240,789	237,276
Display drivers for small and medium-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	963,537	515,733	307,451
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	185,655	130,760	127,108
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	1,361,442	756,522	544,727
Driver IC [Member] | Display drivers for large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	397,905	240,789	237,276
Driver IC [Member] | Display drivers for small and medium-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	963,537	515,733	307,451
Driver IC [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	185,655	130,760	127,108
Non-driver products [Member] | Display drivers for large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Display drivers for small and medium-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	$ 185,655	$ 130,760	$ 127,108